PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2024	2023
	$’000	$’000

At cost
Leasehold buildings	1,031	1,055
Leasehold improvement	146	50
Tools and equipment	44	45
Furniture, fixtures and fittings	299	109
Office equipment	12	12
Computer equipment	64	65
Motor vehicles	745	797
Air-conditioner	16	-
Machinery & equipment	929	-
Assets in progress	-	455

	3,286	2,588
Less: accumulated depreciation	(1,598)	(1,130)

Property and equipment, net	1,688	1,458